SUPPLEMENT DATED JULY 22, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

             ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective July 21, 2003, the W&R Target Funds, Inc. - Small Cap Portfolio changed its name to:

               W&R Target Funds, Inc. - Small Cap Growth Portfolio